Income Tax - Schedule of Net Taxable Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Net Taxable Income Before Income Taxes [Abstract]
Income before income tax expenses	$ 793,421	$ 1,181,569	$ 190,010
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at PRC statutory income tax rate	$ 198,356	$ 295,393	$ 47,503
Tax effect of preferential tax treatments	112,241	4,375	(8,517)
Research and development credit	(5,507)	(4,632)	(8,555)
Non-deductible expenses	2,510	48,158	9,432
Change in valuation allowance	7,260	(13,767)	(41,151)
Total income tax expense (benefit)	$ 314,860	$ 329,527	$ (1,288)